Employee Benefits - Expense Related to Post-employment Benefit Plans under Defined Contribution Plans (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Expense related to post-employment benefit plans under defined contribution plans	₩ 50,694	₩ 46,846	₩ 42,825